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Invesco
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 2500
Houston, TX 77046-1173
713 626 1919
www.invesco.com
January 5, 2012
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Growth Series (Invesco Growth Series) CIK No 0000202032 Invesco Global Equity Fund and Invesco Van Kampen U. S. Mortgage Fund (the “Funds”)
Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements for the Funds as filed pursuant to Rule 497(e) under the 1933 Act on December 16, 2011 (Accession Number: 0000950123-11-103283).
Please direct any comments or questions to the undersigned or contact me at (713) 214-1968.
Very truly yours,
/s/ Stephen R. Rimes
Stephen R. Rimes
Assistant General Counsel